Consolidated Statement of Stockholders' Equity (USD $)	Total	Other Comprehensive Income (Loss) [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2011	$ 10,708,167	$ (251,672)	$ 8,552	$ 86,953,180	$ (76,001,893)
Balance (in shares) at Dec. 31, 2011			85,531,114
Stock based compensation	428,152		8	428,144
Stock based compensation (in shares)			77,022
Net loss	(8,553,281)				(8,553,281)
Other comprehensive income (loss):
Foreign currency translation adjustment	(4)	(4)
Comprehensive loss	(8,553,285)
Proceeds from common stock offering-net of costs	8,634,881		2,766	8,632,115
Proceeds from common stock offering-net of costs (in shares)			27,651,870
Balance at Dec. 31, 2012	11,217,915	(251,676)	11,326	96,013,439	(84,555,174)
Balance (in shares) at Dec. 31, 2012			113,260,006
Stock issuances related to senior convertible notes	9,667,638		6,700	9,667,838
Stock issuances related to senior convertible notes (in shares)			67,006,417
Beneficial conversion feature associated with subordinated notes	246,212			246,212
Placement agent fees	172,785			172,785
Stock based compensation	201,757		13	201,744
Stock based compensation (in shares)			134,982
Net loss	(11,963,038)				(11,963,038)
Other comprehensive income (loss):
Foreign currency translation adjustment	65	65
Comprehensive loss	(11,962,973)
Balance at Dec. 31, 2013	$ 9,550,234	$ (251,611)	$ 18,039	$ 106,302,018	$ (96,518,212)
Balance (in shares) at Dec. 31, 2013			180,401,405